Label	Element	Value
Other reserves [member] | Miscellaneous other reserves [member]
Equity	ifrs-full_Equity	kr (185,000,000)
Equity	ifrs-full_Equity	474,000,000
Equity	ifrs-full_Equity	38,000,000
Equity	ifrs-full_Equity	930,000,000
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	ifrs-full_AmountRemovedFromReserveOfCashFlowHedgesAndIncludedInInitialCostOrOtherCarryingAmountOfNonfinancialAssetLiabilityOrFirmCommitmentForWhichFairValueHedgeAccountingIsApplied	(92,000,000)
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	ifrs-full_AmountRemovedFromReserveOfCashFlowHedgesAndIncludedInInitialCostOrOtherCarryingAmountOfNonfinancialAssetLiabilityOrFirmCommitmentForWhichFairValueHedgeAccountingIsApplied	(2,000,000)
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	1,117,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	(892,000,000)
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	(567,000,000)
Other reserves [member] | Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(839,000,000)
Equity	ifrs-full_Equity	1,385,000,000
Equity	ifrs-full_Equity	(2,528,000,000)
Equity	ifrs-full_Equity	(904,000,000)
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	1,624,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	(1,689,000,000)
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	2,289,000,000
Other reserves [member] | Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	(329,000,000)
Equity	ifrs-full_Equity	1,026,000,000
Equity	ifrs-full_Equity	(1,740,000,000)
Equity	ifrs-full_Equity	1,802,000,000
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	ifrs-full_AmountRemovedFromReserveOfCashFlowHedgesAndIncludedInInitialCostOrOtherCarryingAmountOfNonfinancialAssetLiabilityOrFirmCommitmentForWhichFairValueHedgeAccountingIsApplied	418,000,000
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	ifrs-full_AmountRemovedFromReserveOfCashFlowHedgesAndIncludedInInitialCostOrOtherCarryingAmountOfNonfinancialAssetLiabilityOrFirmCommitmentForWhichFairValueHedgeAccountingIsApplied	15,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	(3,557,000,000)
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	1,713,000,000
Other comprehensive income	ifrs-full_OtherComprehensiveIncome	kr 2,766,000,000